Notes to the Consolidated Statements of Financial Position - Summary of Goodwill has been Allocated to Groups of CGU (Detail) - EUR (€) € in Millions	Sep. 30, 2021	Sep. 30, 2020
CGU Group Internetstores [member]
Statement [Line Items]
Goodwill	€ 88.9	€ 88.9
CGU Group Publikat [member]
Statement [Line Items]
Goodwill	4.1	4.1
CGU Group Tennis [member]
Statement [Line Items]
Goodwill	35.4	24.4
CGU Group OUTFITTER Teamsport & Ballside [member]
Statement [Line Items]
Goodwill	€ 1.0	€ 1.0